Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 58,303,835	$ 61,686,170	$ 44,560,418
Cost of revenues	(54,037,826)	(56,543,663)	(40,808,849)
Gross profit	4,266,009	5,142,507	3,751,569
Operating expenses
Selling and distribution expenses	(2,595,820)	(2,562,980)	(4,124,601)
General administrative expenses	(9,831,672)	(7,732,833)	(5,730,142)
Share-based compensation	(630,000)		(1,266,890)
Total operating expenses	(13,057,492)	(10,295,813)	(11,121,633)
Loss from operations	(8,791,483)	(5,153,306)	(7,370,064)
Other income (expense)
Other income	2,614,863	284,992	127,229
Gain on disposal of subsidiaries			825,153
Finance costs	(598,799)	(294,140)	(283,521)
Total other income (expense), net	2,016,064	(9,148)	668,861
Loss before income taxes	(6,775,419)	(5,162,454)	(6,701,203)
Income taxes
Net loss	(6,775,419)	(5,162,454)	(6,701,203)
Less: Net loss attributable to non-controlling interests	158,748	16,010	40,257
Net loss attributable to shareholders of Webuy Global Ltd	(6,616,671)	(5,146,444)	(6,660,946)
Net loss	(6,775,419)	(5,162,454)	(6,701,203)
Less: Net loss attributable to non-controlling interests	158,748	16,010	40,257
Net loss attributable to shareholders of Webuy Global Ltd	(6,616,671)	(5,146,444)	(6,660,946)
Foreign currency translation	346,426	(15,055)	(108,688)
Comprehensive loss	(6,428,993)	(5,177,509)	(6,809,891)
Less: Comprehensive loss attributable to non-controlling interests	176,928	13,552	37,192
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (6,252,065)	$ (5,163,957)	$ (6,772,699)
Basic loss per ordinary share (in Dollars per share)	$ (0.1)	$ (0.11)	$ (0.16)	[1]
Diluted loss per ordinary share (in Dollars per share)	$ (0.1)	$ (0.11)	$ (0.16)	[1]
Basic weighted average number of ordinary shares outstanding (in Shares)	61,948,175	48,825,956	41,667,600	[1]
Diluted weighted average number of ordinary shares outstanding (in Shares)	61,948,175	48,825,956	41,667,600	[1]

[1]	Giving retroactive effect to the share forward split on May 2, 2023.